Research and Development (Investment Tax Credits Earned) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development	$ 579	$ 2,075	$ 69,746
Investment tax credits	0	0	(1,632)
National Research Council grants	0	0	(197)
Research and Development Net	$ 579	$ 2,075	$ 67,917